Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 475,023	¥ 116,967
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(21,472)	(2,881)
Available-for-sale debt Securities, 12 months or more Fair value	264,105	165,642
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(10,177)	(4,434)
Available-for-sale debt Securities, Total Fair value	739,128	282,609
Available-for-sale debt Securities, Total Gross unrealized losses	(31,649)	(7,315)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	475,023
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(21,472)
Available-for-sale debt Securities, 12 months or more Fair value	264,105
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(10,177)
Available-for-sale debt Securities, Total Fair value	739,128
Available-for-sale debt Securities, Total Gross unrealized losses	(31,649)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	48,367	143,563
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(519)	(3,413)
Available-for-sale debt Securities, 12 months or more Fair value	63,316	219
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,213)	(1)
Available-for-sale debt Securities, Total Fair value	111,683	143,782
Available-for-sale debt Securities, Total Gross unrealized losses	(2,732)	(3,414)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	45,486
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(399)
Available-for-sale debt Securities, 12 months or more Fair value	63,316
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(2,213)
Available-for-sale debt Securities, Total Fair value	108,802
Available-for-sale debt Securities, Total Gross unrealized losses	(2,612)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	231,552	260,738
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,798)	(4,643)
Available-for-sale debt Securities, 12 months or more Fair value	141,559	22,631
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(4,938)	(3,232)
Available-for-sale debt Securities, Total Fair value	373,111	283,369
Available-for-sale debt Securities, Total Gross unrealized losses	(10,736)	(7,875)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	231,552
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(5,798)
Available-for-sale debt Securities, 12 months or more Fair value	141,559
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(4,938)
Available-for-sale debt Securities, Total Fair value	373,111
Available-for-sale debt Securities, Total Gross unrealized losses	(10,736)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	345	30,830
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6)	(7,486)
Available-for-sale debt Securities, 12 months or more Fair value	24,782	5,768
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,754)	(1,728)
Available-for-sale debt Securities, Total Fair value	25,127	36,598
Available-for-sale debt Securities, Total Gross unrealized losses	(1,760)	(9,214)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	345
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6)
Available-for-sale debt Securities, 12 months or more Fair value	24,782
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,754)
Available-for-sale debt Securities, Total Fair value	25,127
Available-for-sale debt Securities, Total Gross unrealized losses	(1,760)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	4,296	26,612
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(112)	(3,759)
Available-for-sale debt Securities, 12 months or more Fair value	29,750	22,727
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,152)	(10,135)
Available-for-sale debt Securities, Total Fair value	34,046	49,339
Available-for-sale debt Securities, Total Gross unrealized losses	(1,264)	(13,894)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	4,296
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(112)
Available-for-sale debt Securities, 12 months or more Fair value	29,750
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,152)
Available-for-sale debt Securities, Total Fair value	34,046
Available-for-sale debt Securities, Total Gross unrealized losses	(1,264)
Equity security
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	759,583	578,710
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(27,907)	(22,182)
Available-for-sale debt Securities, 12 months or more Fair value	523,512	216,987
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(20,234)	(19,530)
Available-for-sale debt Securities, Total Fair value	1,283,095	795,697
Available-for-sale debt Securities, Total Gross unrealized losses	(48,141)	¥ (41,712)
Equity security | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	756,702
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(27,787)
Available-for-sale debt Securities, 12 months or more Fair value	523,512
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(20,234)
Available-for-sale debt Securities, Total Fair value	1,280,214
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (48,021)